Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Warrant reserve [member]	Retained earnings [member]	Reserve of gains and losses from investments in equity instruments [member]	Reserve of exchange differences on translation [member]	Total
Balance at Dec. 31, 2023	$ 97,070,976	$ 6,870,139		$ (103,588,356)	$ (434,303)	$ 489,260	$ 407,716
Balance, shares at Dec. 31, 2023	1,969,566
IfrsStatementLineItems [Line Items]
Shares issued for financing	$ 2,414,103						2,414,103
Shares issued for financing, shares	730,541
Share issue costs	$ (446,705)	227,045					(219,660)
Shares issued for the exercise of warrants	$ 3,253,704						3,253,704
Shares issued for the exercise of warrants, shares	347,668
Shares issued for the exercise of RSUs	$ 156,831	(156,831)
Shares issued for the exercise of RSUs, shares	4,601
Share-based payments		504,054					504,054
Shares returned to treasury
Shares returned to treasury, shares	(36,000)
Net loss				(8,955,357)			(8,955,357)
Change in fair value of equity investments at FVOCI					(9,676)		(9,676)
Translation of foreign operations						(17,021)	(17,021)
Balance at Jun. 30, 2024	$ 102,448,909	7,444,407		(112,543,713)	(443,979)	472,239	(2,622,137)
Balance, shares at Jun. 30, 2024	3,016,376
Balance at Dec. 31, 2023	$ 97,070,976	6,870,139		(103,588,356)	(434,303)	489,260	407,716
Balance, shares at Dec. 31, 2023	1,969,566
IfrsStatementLineItems [Line Items]
Shares returned to treasury, shares	(36,000)
Balance at Dec. 31, 2024	$ 110,742,984	7,698,304	3,776,428	(117,465,829)	(609,420)	479,316	4,621,783
Balance, shares at Dec. 31, 2024	5,427,795
Balance at Jun. 30, 2024	$ 102,448,909	7,444,407		(112,543,713)	(443,979)	472,239	(2,622,137)
Balance, shares at Jun. 30, 2024	3,016,376
IfrsStatementLineItems [Line Items]
Shares issued for financing	$ 7,970,042						7,970,042
Shares issued for financing, shares	746,667
Share issue costs	$ (1,186,166)	282,409					(903,757)
Shares issued for the exercise of warrants	$ 803,124						803,124
Shares issued for the exercise of warrants, shares	1,644,000
Shares issued for the exercise of RSUs	$ 707,075	(707,075)
Shares issued for the exercise of RSUs, shares	20,752
Share-based payments		678,563					678,563
Net loss				(4,922,116)			(4,922,116)
Change in fair value of equity investments at FVOCI					(165,441)		(165,441)
Translation of foreign operations						7,077	7,077
Warrants – equity treatment			3,776,428				3,776,428
Balance at Dec. 31, 2024	$ 110,742,984	7,698,304	3,776,428	(117,465,829)	(609,420)	479,316	4,621,783
Balance, shares at Dec. 31, 2024	5,427,795
IfrsStatementLineItems [Line Items]
Shares issued for financing	$ 22,628,469						22,628,469
Shares issued for financing, shares	7,215,000
Share issue costs	$ (3,059,837)	796,555					(2,263,282)
Shares issued for the exercise of warrants	$ 4,304,475		(128,668)				4,175,807
Shares issued for the exercise of warrants, shares	1,184,167
Shares issued for the exercise of RSUs	$ 935,730	(935,730)
Shares issued for the exercise of RSUs, shares	41,016
Share-based payments		664,334					664,334
Net loss				(8,186,986)			(8,186,986)
Change in fair value of equity investments at FVOCI					14,285		14,285
Translation of foreign operations						(10,645)	(10,645)
Warrants issued			1,103,825				1,103,825
Shares issued for exercise of overallotment	$ 265,971						265,971
Shares issued for exercise of overallotment, shares	100,000
Share issue costs – overallotment	$ (28,030)						(28,030)
Balance at Jun. 30, 2025	$ 135,789,762	$ 8,223,463	$ 4,751,585	$ (125,652,815)	$ (595,135)	$ 468,671	$ 22,985,531
Balance, shares at Jun. 30, 2025	13,967,978